Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	May 18, 2017
Registrant Name	GraniteShares ETF Trust
Central Index Key	0001689873
Amendment Flag	false
Document Creation Date	May 18, 2017
Document Effective Date	May 18, 2017
Prospectus Date	May 18, 2017
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Risk/Return:
Trading Symbol	COMB
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF | GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
Risk/Return:
Trading Symbol	COMG